LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Narrative [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions, net defined benefit liability (asset)	£ 43	£ (151)
Guarantee provisions	296	316
Changes in expenses assumptions
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Narrative [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions, net defined benefit liability (asset)	(94)	(124)
Participating life insurance policy | Change in persistency assumptions
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Narrative [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions, net defined benefit liability (asset)	(15)	(74)
Participating life insurance policy | Change in current and future mortality and morbidity rates
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Narrative [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions, net defined benefit liability (asset)	£ 149	52
With-profit fund
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Narrative [Line Items]
Percent of distributed profits (in percent)	90.00%
With-profit fund | Scottish Widows | Participating life insurance policy
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Narrative [Line Items]
Additional costs of providing guaranteed benefits	£ 2,500	2,500
Non-profit fund | Participating life insurance policy
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Narrative [Line Items]
Additional costs of providing guaranteed benefits	102
Guarantee provisions	£ 61	£ 65